Bank Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bank Notes Payable (Textual)
Cash deposits	$ 3,653,431	$ 1,461,632
Notes payable	$ 1,382,418	$ 1,095,136
Maximum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	100.00%
Minimum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	30.00%